Credit Impairment Charges and Provisions (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Summary of Impairment Losses and Provisions

	30 June 2024	30 June 2023
	£m	£m
Credit impairment charges:
Loans and advances to customers	33	98
Recoveries of loans and advances, net of collection costs	8	4
Off-balance sheet credit exposures (See Note 22)	20	3
	61	105
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 22)	141	149
Charge/(release) for residual value and voluntary termination	1	(1)
	142	148
	203	253